Fair Value Disclosures - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Investments
Fixed maturities, available-for-sale		$ 43,779	$ 47,131		$ 41,992
Trading securities, at fair value		14,993	14,170		12,085
Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		43,779	46,941		41,879
Other equity investments		65	47		19
Trading securities, at fair value		14,993	14,170		12,085
Other invested assets		3,973	5,289		2,158
Cash equivalents		3,849	3,608		3,917
Segregated securities		1,263	825		946
GMIB reinsurance contract asset		1,375	1,894		1,735
Separate Accounts assets		125,721	124,346		112,962
Total Assets		195,018	197,120		175,701
Liabilities
Acquisition-related contingent consideration liability		12	15		25
Total Liabilities		6,768	6,944		7,027
Fair Value, Measurements, Recurring | Variable Interest Entity, Primary Beneficiary
Liabilities
Liabilities of consolidated VIEs and VOEs		4	692		250
Fair Value, Measurements, Recurring | Public Corporate
Investments
Fixed maturities, available-for-sale			17,954		16,595
Fair Value, Measurements, Recurring | Private Corporate
Investments
Fixed maturities, available-for-sale			7,492		7,297
Fair Value, Measurements, Recurring | U.S. Treasury, government and agency
Investments
Fixed maturities, available-for-sale			18,508		14,836
Fair Value, Measurements, Recurring | States and political subdivisions
Investments
Fixed maturities, available-for-sale			489		503
Fair Value, Measurements, Recurring | Foreign governments
Investments
Fixed maturities, available-for-sale			419		400
Fair Value, Measurements, Recurring | Commercial Mortgage- backed
Investments
Fixed maturities, available-for-sale					395
Fair Value, Measurements, Recurring | Residential mortgage-backed
Investments
Fixed maturities, available-for-sale			818	[1]	1,005
Fair Value, Measurements, Recurring | Asset- backed
Investments
Fixed maturities, available-for-sale			749	[1]	282
Fair Value, Measurements, Recurring | Redeemable preferred stock
Investments
Fixed maturities, available-for-sale			512		566
Fair Value, Measurements, Recurring | Cash and Short-term Investments
Investments
Other invested assets			1,730		1,511
Fair Value, Measurements, Recurring | Assets of consolidated VIEs/VOEs
Investments
Other invested assets			1,302		593
Fair Value, Measurements, Recurring | Credit Default Swaps
Investments
Other invested assets			222		(978)
Fair Value, Measurements, Recurring | Credit contracts
Investments
Other invested assets			33		5
Fair Value, Measurements, Recurring | Futures
Investments
Other invested assets			(2)
Fair Value, Measurements, Recurring | Foreign currency contract
Investments
Other invested assets	[2]		5
Liabilities
Features' liability					81
Fair Value, Measurements, Recurring | Options
Investments
Other invested assets			1,999		1,016
Fair Value, Measurements, Recurring | GMxB derivative features' liability
Liabilities
Features' liability			4,451		5,731
Fair Value, Measurements, Recurring | SCS, SIO, MSO and IUL indexed features’ liability
Liabilities
Features' liability			1,786		940
Fair Value, Measurements, Recurring | Floor
Investments
Other invested assets					11
Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		176	184		227
Other equity investments		12	13		3
Trading securities, at fair value		537	485		494
Other invested assets		86	1,058		342
Cash equivalents		3,849	3,608		3,917
Segregated securities		0	0
GMIB reinsurance contract asset		0	0
Separate Accounts assets		122,634	121,000		109,817
Total Assets		127,294	126,348		114,800
Liabilities
Acquisition-related contingent consideration liability		0	0
Total Liabilities		1	670		248
Level 1 | Fair Value, Measurements, Recurring | Variable Interest Entity, Primary Beneficiary
Liabilities
Liabilities of consolidated VIEs and VOEs		1	670		248
Level 1 | Fair Value, Measurements, Recurring | Redeemable preferred stock
Investments
Fixed maturities, available-for-sale			184		227
Level 1 | Fair Value, Measurements, Recurring | Assets of consolidated VIEs/VOEs
Investments
Other invested assets			1,060		342
Level 1 | Fair Value, Measurements, Recurring | Futures
Investments
Other invested assets			(2)
Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		41,885	45,025		40,259
Other equity investments		0	0
Trading securities, at fair value		14,420	13,647		11,565
Other invested assets		3,859	4,204		1,770
Cash equivalents		0	0
Segregated securities		1,263	825		946
GMIB reinsurance contract asset		0	0
Separate Accounts assets		2,720	2,997		2,832
Total Assets		64,147	66,698		57,372
Liabilities
Acquisition-related contingent consideration liability		0	0
Total Liabilities		2,461	1,808		1,023
Level 2 | Fair Value, Measurements, Recurring | Variable Interest Entity, Primary Beneficiary
Liabilities
Liabilities of consolidated VIEs and VOEs		3	22		2
Level 2 | Fair Value, Measurements, Recurring | Public Corporate
Investments
Fixed maturities, available-for-sale			17,906		16,566
Level 2 | Fair Value, Measurements, Recurring | Private Corporate
Investments
Fixed maturities, available-for-sale			6,390		6,469
Level 2 | Fair Value, Measurements, Recurring | U.S. Treasury, government and agency
Investments
Fixed maturities, available-for-sale			18,508		14,836
Level 2 | Fair Value, Measurements, Recurring | States and political subdivisions
Investments
Fixed maturities, available-for-sale			449		461
Level 2 | Fair Value, Measurements, Recurring | Foreign governments
Investments
Fixed maturities, available-for-sale			419		400
Level 2 | Fair Value, Measurements, Recurring | Commercial Mortgage- backed
Investments
Fixed maturities, available-for-sale					22
Level 2 | Fair Value, Measurements, Recurring | Residential mortgage-backed
Investments
Fixed maturities, available-for-sale			818	[1]	1,005
Level 2 | Fair Value, Measurements, Recurring | Asset- backed
Investments
Fixed maturities, available-for-sale			208	[1]	162
Level 2 | Fair Value, Measurements, Recurring | Redeemable preferred stock
Investments
Fixed maturities, available-for-sale			327		338
Level 2 | Fair Value, Measurements, Recurring | Cash and Short-term Investments
Investments
Other invested assets			1,730		1,511
Level 2 | Fair Value, Measurements, Recurring | Assets of consolidated VIEs/VOEs
Investments
Other invested assets			215		205
Level 2 | Fair Value, Measurements, Recurring | Credit Default Swaps
Investments
Other invested assets			222		(978)
Level 2 | Fair Value, Measurements, Recurring | Credit contracts
Investments
Other invested assets			33		5
Level 2 | Fair Value, Measurements, Recurring | Foreign currency contract
Investments
Other invested assets	[2]		5
Liabilities
Features' liability					81
Level 2 | Fair Value, Measurements, Recurring | Options
Investments
Other invested assets			1,999		1,016
Level 2 | Fair Value, Measurements, Recurring | SCS, SIO, MSO and IUL indexed features’ liability
Liabilities
Features' liability			1,786		940
Level 2 | Fair Value, Measurements, Recurring | Floor
Investments
Other invested assets					11
Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		1,718	1,732		1,393
Other equity investments		53	34		16
Trading securities, at fair value		36	38		26
Other invested assets		28	27		46
Cash equivalents		0	0
Segregated securities		0	0
GMIB reinsurance contract asset		1,375	1,894		1,735
Separate Accounts assets		367	349		313
Total Assets		3,577	4,074
Liabilities
Acquisition-related contingent consideration liability		12	15		25
Total Liabilities		4,306	4,466
Level 3 | Fair Value, Measurements, Recurring | Variable Interest Entity, Primary Beneficiary
Liabilities
Liabilities of consolidated VIEs and VOEs		0	0
Level 3 | Fair Value, Measurements, Recurring | Public Corporate
Investments
Fixed maturities, available-for-sale			48
Level 3 | Fair Value, Measurements, Recurring | Private Corporate
Investments
Fixed maturities, available-for-sale			1,102		828
Level 3 | Fair Value, Measurements, Recurring | States and political subdivisions
Investments
Fixed maturities, available-for-sale			40		42
Level 3 | Fair Value, Measurements, Recurring | Commercial Mortgage- backed
Investments
Fixed maturities, available-for-sale					373
Level 3 | Fair Value, Measurements, Recurring | Asset- backed
Investments
Fixed maturities, available-for-sale			541	[1]	120
Level 3 | Fair Value, Measurements, Recurring | Redeemable preferred stock
Investments
Fixed maturities, available-for-sale			1		1
Level 3 | Fair Value, Measurements, Recurring | Assets of consolidated VIEs/VOEs
Investments
Other invested assets			27		46
Level 3 | Fair Value, Measurements, Recurring | GMxB derivative features' liability
Liabilities
Features' liability			4,451		$ 5,731
Public Corporate | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		28,050	25,446
Public Corporate | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
Public Corporate | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		26,908	24,296
Public Corporate | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		1,142	1,150
U.S. Treasury, government and agency | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		13,457	18,508
U.S. Treasury, government and agency | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
U.S. Treasury, government and agency | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		13,457	18,508
U.S. Treasury, government and agency | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
States and political subdivisions | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		459	489
States and political subdivisions | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
States and political subdivisions | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		420	449
States and political subdivisions | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		39	40
Foreign governments | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		448	419
Foreign governments | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
Foreign governments | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		448	419
Foreign governments | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
Residential mortgage-backed | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		242	818
Residential mortgage-backed | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
Residential mortgage-backed | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		242	818
Residential mortgage-backed | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
Asset- backed | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		620	749
Asset- backed | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	0
Asset- backed | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		83	208
Asset- backed | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		537	541
Redeemable preferred stock | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		503	512
Redeemable preferred stock | Level 1 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		176	184
Redeemable preferred stock | Level 2 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		327	327
Redeemable preferred stock | Level 3 | Fair Value, Measurements, Recurring
Investments
Fixed maturities, available-for-sale		0	1
Cash and Short-term Investments | Fair Value, Measurements, Recurring
Investments
Other invested assets		1,499	1,730
Cash and Short-term Investments | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Cash and Short-term Investments | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets		1,499	1,730
Cash and Short-term Investments | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Assets of consolidated VIEs/VOEs | Fair Value, Measurements, Recurring
Investments
Other invested assets		328	1,302
Assets of consolidated VIEs/VOEs | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets		86	1,060
Assets of consolidated VIEs/VOEs | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets		214	215
Assets of consolidated VIEs/VOEs | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets		28	27
Credit Default Swaps | Fair Value, Measurements, Recurring
Investments
Other invested assets		(433)	222
Credit Default Swaps | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Credit Default Swaps | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets		(433)	222
Credit Default Swaps | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Credit contracts | Fair Value, Measurements, Recurring
Investments
Other invested assets		25	33
Credit contracts | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Credit contracts | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets		25	33
Credit contracts | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Futures | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	(2)
Futures | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	(2)
Futures | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Futures | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Foreign currency contract | Fair Value, Measurements, Recurring
Investments
Other invested assets			5
Foreign currency contract | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets			0
Foreign currency contract | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets			5
Foreign currency contract | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets			0
Options | Fair Value, Measurements, Recurring
Investments
Other invested assets		2,554	1,999
Options | Level 1 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
Options | Level 2 | Fair Value, Measurements, Recurring
Investments
Other invested assets		2,554	1,999
Options | Level 3 | Fair Value, Measurements, Recurring
Investments
Other invested assets		0	0
GMxB derivative features' liability | Fair Value, Measurements, Recurring
Liabilities
Features' liability		4,294	4,451
GMxB derivative features' liability | Level 1 | Fair Value, Measurements, Recurring
Liabilities
Features' liability		0	0
GMxB derivative features' liability | Level 2 | Fair Value, Measurements, Recurring
Liabilities
Features' liability		0	0
GMxB derivative features' liability | Level 3 | Fair Value, Measurements, Recurring
Liabilities
Features' liability		4,294	4,451
SCS, SIO, MSO and IUL indexed features’ liability | Fair Value, Measurements, Recurring
Liabilities
Features' liability		2,458	1,786
SCS, SIO, MSO and IUL indexed features’ liability | Level 1 | Fair Value, Measurements, Recurring
Liabilities
Features' liability		0	0
SCS, SIO, MSO and IUL indexed features’ liability | Level 2 | Fair Value, Measurements, Recurring
Liabilities
Features' liability		2,458	1,786
SCS, SIO, MSO and IUL indexed features’ liability | Level 3 | Fair Value, Measurements, Recurring
Liabilities
Features' liability		$ 0	$ 0

[1]	Includes publicly traded agency pass-through securities and collateralized obligations.
[2]	Reported in Other assets in the consolidated balance sheets.